32. Foreign exchange variations, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ForeignExchangeVariationsNetLineItems [Line Items]
Gain	R$ 430,018	R$ 1,699,045	R$ 1,148,015
Loss	(430,766)	(1,703,890)	(1,145,606)
Foreign exchange variations, net	(748)	(4,845)	2,409
Loans and financing [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Gain	287,777	1,162,987	0
Loss	(271,286)	(714,773)	(1,108,309)
Suppliers [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Gain	4,124	12,238	9,107
Loss	(6,819)	(8,213)	(28,949)
Swaps [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Gain	130,971	512,824	1,109,006
Loss	(147,356)	(960,635)	0
Other [Member]
ForeignExchangeVariationsNetLineItems [Line Items]
Gain	7,146	10,996	29,902
Loss	R$ (5,305)	R$ (20,269)	R$ (8,348)